Mortgage Banking Activities, Assumptions and Sensitivity of Residential MSRs (Details) - Residential mortgage servicing rights [Member] $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / loan	Dec. 31, 2024 USD ($) $ / loan	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Mortgage servicing rights, carried at fair value	$ 5,696	$ 6,844	$ 7,468	$ 9,310
Expected weighted-average life (in years)	6 years 3 months 18 days	6 years 4 months 24 days
Key assumptions [Abstract]
Prepayment rate assumption	8.00%	8.10%
Impact on fair value from 10% adverse change	$ (163)	$ (191)
Impact on fair value from 25% adverse change	$ (394)	$ (461)
Discount rate assumption	9.10%	10.10%
Impact on fair value from 100 basis point increase	$ (243)	$ (270)
Impact on fair value from 200 basis point increase	$ (465)	$ (519)
Cost to service assumption ($ per loan) | $ / loan	96	103
Impact on fair value from 10% adverse change	$ (106)	$ (134)
Impact on fair value from 25% adverse change	$ (266)	$ (334)